JPMorgan Ultra-Short Municipal Fund Average Annual Total Returns - A I Shares [Member]		12 Months Ended	60 Months Ended	115 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.16%
BLOOMBERG 1 YEAR MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.47%	1.73%	1.60%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.78%	1.20%	1.09%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	1.83%	1.53%
Performance Inception Date	May 31, 2016
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	1.82%	1.52%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.09%	1.85%	1.51%